SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) $ in Millions		1 Months Ended	12 Months Ended
	Apr. 21, 2016 CLP ($)	Oct. 31, 2015	Dec. 31, 2017 CLP ($) Segment	Dec. 31, 2016 Segment	Sep. 30, 2016
Disclosure of associates [line items]
Foreign exchange rate | Segment			616.85	666
Foreign exchange inflation rate			2.30%	2.70%
Credit valuation adjustment			$ 8,142
Debit valuation adjustment			$ 15,406
Minimum mandatory dividends distributed			30.00%	30.00%
USD
Disclosure of associates [line items]
Foreign exchange rate | Segment			1	1
Unidad de Fomento (funds code) [Member]
Disclosure of associates [line items]
Foreign exchange rate | Segment			26,798	26,347.98
Sociedad Operadora de la Camara de Compensacion de pagos de Alto Valor S.A. [Member]
Disclosure of associates [line items]
Increase (decrease) in bank shares percenatge			15.00%	14.93%	14.84%
Servicios de infraestructura de Mercado OTC S.A. [Member]
Disclosure of associates [line items]
Increase (decrease) in bank shares percenatge				12.07%	11.93%
Transbank S.A. [Member]
Disclosure of associates [line items]
Proportion of ownership interest in subsidiary	25.00%
Payments of shares	$ 4,000
Subscribed and paid shares	$ 1,000
Camara Compensacion de Alto Valor S.A. [Member]
Disclosure of associates [line items]
Proportion of ownership interest in subsidiary		14.23%
Banco Santander Spain [Member] | Banco Santander-Chile [Member]
Disclosure of associates [line items]
Proportion of ownership interest in subsidiary			99.50%
Banco Santander Spain [Member] | Teatinos Siglo XXi inversiones Ltda [Member]
Disclosure of associates [line items]
Proportion of ownership interest in subsidiary			100.00%
Banco Santander Spain [Member] | Santander-Chile Bank [Member]
Disclosure of associates [line items]
Proportion of ownership interest in subsidiary			67.18%